Other assets: (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Oct. 31, 2010	Dec. 31, 2012	Feb. 29, 2012	Dec. 31, 2011	Oct. 15, 2010
Other assets:
Note receivable				$ 2,446
Deferred financing charges		902		1,323
Other		950		259
Other assets		1,852		4,028
Current portion				(2,034)
Long term portion		1,852		1,994
Amount loaned under a Note and Warrant Purchase Agreement					2,200
Number of warrants received (in shares)	1,427,179
Warrants representing current outstanding shares (as a percent)					20.00%
Purchase price per share (in dollars per share)					$ 0.10
Maturity period of loan	5 years
Interest rate on loan receivable (as a percent)		12.50%
Loan principal and accrued interest repaid			$ 2,494